Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 185,519	$ 198,644
Accumulated Amortization	(149,020)	(152,720)
Net Carrying Amount	36,499	45,924
Customer contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	179,813	192,938
Accumulated Amortization	(145,303)	(149,558)
Net Carrying Amount	34,510	43,380
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,706	5,706
Accumulated Amortization	(3,717)	(3,162)
Net Carrying Amount	$ 1,989	$ 2,544